OTHER LONG-TERM LIABILITIES (Schedule of Other Long-Term Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Long-Term Liabilities [Line Items]
Deferred lease payable	$ 13.1	$ 2.4
Deferred revenue	3.9	3.8
Customer advances for construction	58.6	40.9
NTL liability		142.0
Lease inducement	2.7	3.1
Merger commitments	21.4
Other long term liabilities	20.3	5.7
Other long-term liabilities	122.0	201.9
Power purchase agreement termination, settlement amount	2.0	$ 4.0
ASTC [Member]
Other Long-Term Liabilities [Line Items]
Power purchase agreement termination, settlement amount	6.0
Accounts Payable and Accrued Liabilities [Member] | ASTC [Member]
Other Long-Term Liabilities [Line Items]
Power purchase agreement termination, settlement amount	$ 2.0